Treasury shares	12 Months Ended
Dec. 31, 2024
Treasury shares transaction [line items]
Treasury shares
28. Treasury shares

	Number of shares 000s	£m

At 1 January 2022	1,864	15

Purchase of treasury shares	3,991	35

Release of treasury shares	(3,695)	(31)

At 31 December 2023	2,160	19

Purchase of treasury shares	3,273	33

Release of treasury shares	(4,754)	(45)

At 31 December 2024	679	7
The Group holds Pearson plc shares in trust to satisfy its obligations under its restricted share plans (see note 26). These shares, representing 0.1% (2023: 0.3%) of called-up
share capital, are treated as treasury shares for accounting purposes and have a par value of 25p per share.
The nominal value of Pearson plc treasury shares amounts to £0.2m (2023: £0.5m). Dividends on treasury shares are waived.
At 31 December 2024, the market value of Pearson plc treasury shares was £9m (2023: £21m). The gross book value of the shares at 31 December 2024 amounts to £7m (2023: £19m).